Revenues (Details Narrative) (10-K) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Deferred revenue			$ 8
Remaining performance obligations	$ 900	$ 906